Equity (Details 3) (USD $)	12 Months Ended
Dec. 31, 2013
Share Purchase Warrants Number, Beginning balance
Warrants issued with convertible debentures	297
Share Purchase Warrants Number, Ending balance	297
Share Purchase Warrants Weighted Average Exercise Price, Beginning balance
Warrants issued with convertible debentures,Weighted Average Exercise Price	$ 126
Share Purchase Warrants Weighted Average Exercise Price, Ending balance	$ 126
Number of Warrants Outstanding and Exercisable, Expiry Date	Nov. 08, 2019
Warrant [Member]
Share Purchase Warrants Number, Beginning balance
Warrants issued with convertible debentures	297
Share Purchase Warrants Number, Ending balance	297
Share Purchase Warrants Weighted Average Exercise Price, Beginning balance
Warrants issued with convertible debentures,Weighted Average Exercise Price	$ 126
Share Purchase Warrants Weighted Average Exercise Price, Ending balance	$ 126